Right of use assets and Lease liabilities (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 490,457,495	$ 315,818,562
Acquisitions	100,225,913	269,336,507	$ 50,989,486
Accrual of interest	14,379,866	13,356,313	18,732,330
Change in foreing currency and unit per adjustment	26,544,550	6,618,764	8,237,307
Increase through new leases	7,769,365	4,967,821	19,084,187
Others	1,608,599	(4,162,335)	(529,021)
Financial liabilities	573,651,228	490,457,495	315,818,562
Other financial liabilities	490,457,495	315,818,562	270,635,594
Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	50,380,367	54,049,274	42,607,325
Acquisitions	7,274,374	72,550,018	25,347,785
Accrual of interest	14,379,866	13,356,313	18,732,330
Change in foreing currency and unit per adjustment	3,348,442	(62,325)	2,020,921
Increase through new leases	2,651,448	1,883,967	7,267,645
Others	79,709,258	24,081,257	9,404,589
Financial liabilities	90,409,195	50,380,367	54,049,274
Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	4,934,639	4,857,097	365,972
Acquisitions	0	0	0
Accrual of interest	1,511,877	1,257,888	1,334,118
Change in foreing currency and unit per adjustment	712,833	917,429	1,421,871
Increase through new leases	2,651,448	1,883,967	7,267,645
Others	4,864,983	3,517,308	1,611,727
Financial liabilities	6,152,361	4,934,639	4,857,097
Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	37,754,705	42,447,438	38,160,178
Acquisitions	7,274,374	72,550,018	25,347,785
Accrual of interest	6,543,909	6,383,609	12,639,856
Change in foreing currency and unit per adjustment	2,102,807	(1,118,009)	532,163
Increase through new leases	0	0	0
Others	68,762,117	14,361,217	2,672,248
Financial liabilities	76,169,204	37,754,705	42,447,438
Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	7,691,023	6,744,739	4,081,175
Acquisitions	0	0	0
Accrual of interest	6,324,080	5,714,816	4,758,356
Change in foreing currency and unit per adjustment	532,802	138,255	66,887
Increase through new leases	0	0	0
Others	6,082,158	6,202,732	5,120,614
Financial liabilities	8,087,630	7,691,023	6,744,739
Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	440,077,128	261,769,288	228,028,269
Acquisitions	92,951,539	196,786,489	25,641,701
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	23,196,108	6,681,089	6,216,386
Increase through new leases	5,117,917	3,083,854	11,816,542
Others	(78,100,659)	(28,243,592)	(9,933,610)
Financial liabilities	483,242,033	440,077,128	261,769,288
Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	27,200,272	28,213,259	17,546,162
Acquisitions	0	0	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	2,014,722	479,576	464,448
Increase through new leases	5,117,917	3,083,854	11,816,542
Others	(5,323,888)	(4,576,417)	(1,613,893)
Financial liabilities	29,009,023	27,200,272	28,213,259
Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	88,151,400	99,749,082	75,200,804
Acquisitions	92,951,539	5,559,469	25,641,701
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	35,046	307,292	2,105,680
Increase through new leases	0	0	0
Others	(66,645,389)	(17,464,443)	(3,199,103)
Financial liabilities	114,492,596	88,151,400	99,749,082
Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	324,725,456	133,806,947	135,281,303
Acquisitions	0	191,227,020	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	21,146,340	5,894,221	3,646,258
Increase through new leases	0	0	0
Others	(6,131,382)	(6,202,732)	(5,120,614)
Financial liabilities	339,740,414	324,725,456	133,806,947
Interest Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(13,652,789)	(12,664,410)	(17,864,913)
Interest Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(13,652,789)	(12,664,410)	(17,864,913)
Interest Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(892,619)	(641,630)	(727,334)
Interest Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(5,617,084)	(6,116,509)	(12,402,773)
Interest Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(7,143,086)	(5,906,271)	(4,734,806)
Interest Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(53,681,771)	(102,813,727)	(33,466,408)
Principal Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(53,681,771)	(102,813,727)	(33,466,408)
Principal Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(7,630,800)	(6,857,420)	(6,416,902)
Principal Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(40,651,624)	(90,753,059)	(24,502,019)
Principal Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(5,399,347)	(5,203,248)	(2,547,487)
Principal Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 0	$ 0	$ 0